Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

Note 7. Goodwill and Other Intangible Assets

Goodwill

Changes in goodwill for the years ended December 31, 2013 and 2012 are as follows (in millions):

Goodwill at January 1, 2012	$25.4
Goodwill acquired	797.1
Goodwill at December 31, 2012	822.5
Goodwill acquired	372.0
Translation differences	1.4
Goodwill at December 31, 2013	$1,195.9

Other Intangible Assets

Other intangible assets consisted of the following at December 31 (in thousands):

	2013		2012
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Developed technology	$447,842	$54,029	$385,735	$9,058
Patents	14,065	6,523	13,533	4,952
Trademarks and trade names	59,019	3,817	16,877	592
Customer relationships	100,679	10,793	77,779	1,172
Non-compete agreement	10,354	1,249	350	194
Capitalized software development costs	16,612	13,828	15,831	12,996
IPR&D	63,998	-	29,231	-
	712,569	$90,239	539,336	$28,964
Accumulated amortization	90,239		28,964
Net book value of amortizable intangible assets	$622,330		$510,372

For the years ended December 31, 2013, 2012 and 2011, amortization of intangible assets charged to operations was approximately $61.3 million, $8.1 million and $3.8 million, respectively. The weighted average remaining amortization period for intangible assets as of December 31, 2013 and 2012 was approximately 8.0 years and 9.4 years, respectively.

Estimated amortization expense, for all intangible assets, for the five years subsequent to December 31, 2013 is as follows (in thousands):

Year ending December 31,
2014	$80,685
2015	80,379
2016	80,287
2017	78,929
2018	72,753
Thereafter	229,297